Exhibit 99.1

KPMG LLP BNY Mellon Center Suite 3400 500 Grant Street Pittsburgh, PA 15219-2598

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Morgan Stanley Capital I Inc.

Morgan Stanley Mortgage Capital Holdings LLC (together, the “Company”)

Morgan Stanley & Co. LLC

Barclays Capital Inc.

Barclays Bank PLC

Bank of China, New York Branch

(collectively, with the Company, the “Specified Parties”)

Re:	MSCBB 2016-MART – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, solely to assist the Specified Parties with the certain information pertaining to the mortgage loan and the related mortgaged property which we were informed are to be included as collateral in the offering of Morgan Stanley Capital Barclays Bank Trust 2016-MART, Commercial Mortgage Pass-Through Certificates, Series 2016-MART. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

For purposes of this report, we have completed the loan file procedures explained below and have performed procedures on the information you have requested.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.
•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.
•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Data File” means the electronic data file provided to us by the Company on September 7, 2016 containing data with respect to one mortgage loan (“Mortgage Loan”) and the related mortgaged property (“Mortgaged Property”).
•	The term “Cut-off Date” means the payment date in September 2016, as provided by the Company.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.
•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.
•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value and described in Attachment C.

The Company is responsible for the information contained in the Data File.

We were instructed by the Company to perform the agreed-upon procedures on the Mortgage Loan and related Mortgaged Property in the Data File.

A.	For the Mortgage Loan and related Mortgaged Property, we compared the Compared Attributes to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document located in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

We found such information to be in agreement.

B.	Using (i) certain information in the Data File and (ii) the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loan and the related Mortgaged Property and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information to be in agreement.

There were no conclusions that resulted from the procedures.

We were not engaged to, and did not, conduct an audit, examination or review, the objective of which would be the expression of an opinion or conclusion on the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the methodologies, assumptions, instructions and information provided to us by the Company, without verification or evaluation of such methodologies, assumptions, instructions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, instructions or information provided to us by the Company, (ii) the physical existence of the Mortgage Loan and Mortgaged Property, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loan to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loan being securitized, (iii) the compliance of the originator of the Mortgage Loan with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Morgan Stanley Capital I Inc., Morgan Stanley Mortgage Capital Holdings LLC, Morgan Stanley & Co. LLC, Barclays Capital Inc., Barclays Bank PLC and Bank of China, New York Branch. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

September 7, 2016

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document
Property Name	Provided by the Company
Street Address	Appraisal/ Engineering Report
City	Appraisal/ Engineering Report
State	Appraisal/ Engineering Report
County	Appraisal/ Engineering Report
Zip Code	Appraisal/ Engineering Report
Property Type	Appraisal/ Engineering Report
Property Type Detail	Appraisal/ Engineering Report
Year Built	Appraisal/ Engineering Report
Most Recent Renovation	Appraisal/ Engineering Report
Total Property SF	Underwritten Rent Roll
Total Property Occupancy Rate	Underwritten Rent Roll
Occupancy As of Date	Underwritten Rent Roll
Whole Loan Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Trust Loan Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Trust Loan Cut-off Date Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non Trust Loan Original Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Non Trust Loan Cut-off Date Balance	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Loan Purpose	Closing Statement/Loan Agreement
Sponsor	Provided by the Company
Carve-Out Guarantor(s)	Guaranty Agreement
Title Type	Proforma Title Policy/Title policy
Monthly P&I Payment	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Original Amortization Term	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Accrual Method	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
IO Term (mos)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Origination Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
First Payment Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Interest Rate	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Administrative Fee Rate	Provided by the Company
Original Loan Term (mos)	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Maturity Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Lockout Expiration Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Open Period Begin Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Prepay Description	Loan Agreement/Promissory Note/Mortgage/Deed of Trust
Appraisal Date	Appraisal/ Engineering Report
Appraisal Value	Appraisal/ Engineering Report

A-1

Attribute	Source Document
Fourth Most Recent NOI Date	Company Underwritten Cash Flow Statement
Fourth Most Recent NOI	Company Underwritten Cash Flow Statement
Third Most Recent NOI Date	Company Underwritten Cash Flow Statement
Third Most Recent NOI	Company Underwritten Cash Flow Statement
Second Most Recent NOI Date	Company Underwritten Cash Flow Statement
Second Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NOI Date	Company Underwritten Cash Flow Statement
Most Recent Description	Company Underwritten Cash Flow Statement
Most Recent Revenue	Company Underwritten Cash Flow Statement
Most Recent Expenses	Company Underwritten Cash Flow Statement
Most Recent NOI	Company Underwritten Cash Flow Statement
Most Recent NCF	Company Underwritten Cash Flow Statement
Underwritten Effective Gross Income	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Replacement Reserve	Company Underwritten Cash Flow Statement
Underwritten TI/LC Reserve	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Major Tenant 1	Underwritten Rent Roll/Lease
Major Tenant 1 Sq. Ft.	Underwritten Rent Roll/Lease
Major Tenant 1 Expiration	Underwritten Rent Roll/Lease
Major Tenant 2	Underwritten Rent Roll/Lease
Major Tenant 2 Sq. Ft.	Underwritten Rent Roll/Lease
Major Tenant 2 Expiration	Underwritten Rent Roll/Lease
Major Tenant 3	Underwritten Rent Roll/Lease
Major Tenant 3 Sq. Ft.	Underwritten Rent Roll/Lease
Major Tenant 3 Expiration	Underwritten Rent Roll/Lease
Major Tenant 4	Underwritten Rent Roll/Lease
Major Tenant 4 Sq. Ft.	Underwritten Rent Roll/Lease
Major Tenant 4 Expiration	Underwritten Rent Roll/Lease
Major Tenant 5	Underwritten Rent Roll/Lease
Major Tenant 5 Sq. Ft.	Underwritten Rent Roll/Lease
Major Tenant 5 Expiration	Underwritten Rent Roll/Lease
Lockbox	Loan Agreement/Cash Management Agreement
Cash Management	Loan Agreement/Cash Management Agreement
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Environmental Report
Environmental Phase II Report Date	Environmental Report
Seismic Report Date	Seismic Report
Ground Lease Expiration Date	Ground Lease
Ground Lessor	Ground Lease

A-2

Attribute	Source Document
Additional Financing	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
In Place/Future	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Additional Financing Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Additional Financing Amount	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Additional Financing Lender	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Additional Financing Interest Rate	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Additional Financing Interest Accrual Method	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Additional Financing Amortization Type	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Additional Financing Origination Date	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Additional Financing Monthly P&I Payment	Loan Agreement/Promissory Note/Mortgage/Deed of Trust/Mezzanine Loan Agreement
Real Estate Tax Escrow – Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Real Estate Tax Escrow – Ongoing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Insurance Escrow – Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Insurance Escrow – Ongoing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Replacement Reserve Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Replacement Reserve Escrow - Ongoing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Immediate Repairs Escrow - Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Immediate Repairs Escrow - Ongoing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Rollover Escrow – Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Rollover Escrow – Ongoing	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow Required	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow 1 Description	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow 1 Initial	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage
Other Escrow 1 - On going	Closing Statement/Loan Agreement/Reserve Agreement/Mortgage

A-3

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Whole Loan Cut-off Date Balance	With respect to full term interest-only Mortgage Loan, set the Whole Loan Cut-off Date Balance equal to the Whole Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Loan PSF	Whole Loan Original Balance divided by Total Property SF
Trust Loan Monthly IO Payment	Trust Loan Original Balance then multiplied by 365 divided by 360 and finally multiplied by Interest Rate divided by 12 months
Trust Loan Annual IO Debt Service	Trust Loan Monthly IO Payment multiplied by 12 months
Whole Loan Monthly IO Payment	Whole Loan Original Balance then multiplied by 365 divided by 360 and finally multiplied by Interest Rate divided by 12 months
Whole Loan Annual IO Debt Service	Monthly IO Payment multiplied by 12 months
Annual P&I Debt Service	Monthly P&I Payment multiplied by 12 months
Net Interest Rate	Interest Rate minus Administrative Fee
Remaining Loan Term (mos)	Original Loan Term (mos) minus Seasoning
Seasoning	Number of payments between and including the First Payment Date and the cut-off date.
Whole Loan Balloon Balance	With respect to full term interest-only Mortgage Loan, set the Whole Loan Balloon Balance equal to the Whole Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Trust Loan Balloon Balance	With respect to full term interest-only Mortgage Loan, set the Trust Loan Balloon Balance equal to the Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Non Trust Loan Balloon Balance	With respect to full term interest-only Mortgage Loan, set the Non Trust Loan Balloon Balance equal to the Non Trust Loan Original Balance. Assume all scheduled payments of principal and/or interest on the Mortgage Loan are made and that there are no prepayments or other unscheduled collections.
Underwritten IO NOI DSCR	Underwritten NOI divided by Annual IO Debt Service

B-1

Attribute	Calculation Methodology
Underwritten P&I NOI DSCR	Underwritten NOI divided by Annual P&I Debt Service
Underwritten NOI Debt Yield	Underwritten NOI divided by Whole Loan Original Balance
Underwritten IO NCF DSCR	Underwritten NCF divided by Annual IO Debt Service
Underwritten P&I NCF DSCR	Underwritten NCF divided by Annual P&I Debt Service
Underwritten NCF Debt Yield	Underwritten NCF divided by Whole Loan Original Balance
Additional Financing Cumulative Loan PSF	The sum of the Whole Loan Original Balance plus the Additional Financing Amount divided by Total Property SF
Additional Financing Cumulative LTV	The sum of the Whole Loan Original Balance plus the Additional Financing Amount divided by the Appraisal Value
Additional Financing Monthly IO Payment	Additional Financing Amount then multiplied by 365 divided by 360 and finally multiplied by Additional Financing Interest Rate divided by 12 months
Additional Financing Annual IO Payment	Additional Financing Monthly IO Payment multiplied by 12 months
Additional Financing Annual P&I Payment	Additional Financing Monthly P&I Payment multiplied by 12 months
Additional Financing Cumulative IO DSCR on NCF	Underwritten NCF divided by the sum of Annual IO Debt Service plus the Additional Financing Annual IO Payment
Additional Financing Cumulative P&I DSCR on NCF	Underwritten NCF divided by the sum of the Annual P&I Debt Service plus the Additional Financing Annual P&I Payment
Additional Financing Cumulative Debt Yield on NOI	Underwritten NOI divided by the sum of the Whole Loan Original Balance plus the Additional Financing Amount
Cut-off Date LTV	Whole Loan Cut-off Date Balance divided by the Appraisal Value
Maturity Date LTV	Whole Loan Balloon Balance divided by the Appraisal Value

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

C-1